EARNINGS PER SHARE - COMPUTATION OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator: Basic
Net earnings	$ 7,219				$ 25,880					$ 120,487	$ 148,359	$ 126,627
Net earnings attributable to noncontrolling interests	(67)				326					(104)	(595)	(1,624)
Net earnings attributable to Match Group, Inc. shareholders	7,152	$ 35,593	$ 35,259	$ 23,325	26,206	$ 48,277	$ 50,844	$ 28,925	$ 19,718	120,383	147,764	125,003
Numerator: Diluted
Net earnings	7,219				25,880					120,487	148,359	126,627
Net earnings attributable to noncontrolling interests	(67)				326					(104)	(595)	(1,624)
Net earnings attributable to Match Group, Inc. shareholders	$ 7,152				$ 26,206					$ 120,383	$ 147,764	$ 125,003
Denominator: Basic
Weighted average shares outstanding - basic	248,444,000				161,130,000					174,784,000	160,756,000	159,509,000
Denominator: Diluted
Weighted average shares outstanding - basic	248,444,000				161,130,000					174,784,000	160,756,000	159,509,000
Dilutive securities including stock options, warrants and RSUs (in shares)	19,655,000				7,798,000					10,150,000	7,323,000	5,792,000
Denominator for earnings per share-weighted average shares (in shares)	268,099,000				168,928,000					184,934,000	168,079,000	165,301,000
Earnings per share attributable to Match Group, Inc. shareholders
Basic (in usd per share)	$ 0.03	$ 0.17	$ 0.21	$ 0.14	$ 0.16	$ 0.30	$ 0.32	$ 0.18	$ 0.12	$ 0.69	$ 0.92	$ 0.78
Diluted (in usd per share)	$ 0.03	$ 0.16	$ 0.20	$ 0.14	$ 0.16	$ 0.29	$ 0.30	$ 0.17	$ 0.12	$ 0.65	$ 0.88	$ 0.76
Antidilutive Securities Excluded from Computation of Earnings Per Share
Potentially dilutive securities excluded from the calculation of diluted earnings per share (in shares)	21,800,000				100,000					5,200,000		200,000
Performance-based Stock Units (PSU)
Antidilutive Securities Excluded from Computation of Earnings Per Share
Potentially dilutive securities excluded from the calculation of diluted earnings per share (in shares)										100,000
Number of outstanding PSU's at end of period						0					0